Intangible assets, net and Goodwill - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance at the beginning of period	$ 626,628	$ 625,129
Change in assets held for sale		41,678
Loss on Impairment	0	(50,702)
Acquisitions	6,137	7,002
Purchase price adjustments	63	119
Effect of exchange rate differences	(3,944)	3,402
Balance at the end of period	628,884	626,628
Domestic
Goodwill [Roll Forward]
Balance at the beginning of period	551,181	553,203
Change in assets held for sale		41,678
Loss on Impairment		(50,702)
Acquisitions	0	7,002
Purchase price adjustments	0	0
Effect of exchange rate differences	0	0
Balance at the end of period	551,181	551,181
International
Goodwill [Roll Forward]
Balance at the beginning of period	75,447	71,926
Change in assets held for sale		0
Loss on Impairment		0
Acquisitions	6,137	0
Purchase price adjustments	63	119
Effect of exchange rate differences	(3,944)	3,402
Balance at the end of period	$ 77,703	$ 75,447